Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leasing [Abstract]
Opening balance	kr 96	kr 123
Depreciation	(27)	(27)
Addition	17
Closing balance	kr 86	kr 96